Consolidated Statements of Capital Deficit - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Balance at April 30, 2021	$ (32,816,361)	$ (27,578,308)	$ (27,594,849)
Adoption of ASU 2018-07 adjustment (Note 2)			16,541
Balance at April 30, 2022	(34,171,285)	(32,816,361)	(27,578,308)
Withholding tax (Note 6)		(338,794)
Loss for the year	(1,354,924)	(4,899,259)
Common Stock [Member]
Balance at April 30, 2021	$ 19,225,087	$ 19,225,087	$ 19,225,087
Common Stock, Shares, Outstanding, Beginning Balance	93,730,212	93,730,212	93,730,212
Adoption of ASU 2018-07 adjustment (Note 2)
Balance at April 30, 2022	$ 19,225,087	$ 19,225,087	$ 19,225,087
Common Stock, Shares, Outstanding, Ending Balance	93,730,212	93,730,212	93,730,212
Withholding tax (Note 6)
Loss for the year
Warrant [Member]
Balance at April 30, 2021
Adoption of ASU 2018-07 adjustment (Note 2)
Balance at April 30, 2022
Withholding tax (Note 6)
Loss for the year
Additional Paid-in Capital [Member]
Balance at April 30, 2021	1,865,342	1,865,342	1,865,342
Adoption of ASU 2018-07 adjustment (Note 2)
Balance at April 30, 2022	1,865,342	1,865,342	1,865,342
Withholding tax (Note 6)
Loss for the year
Retained Earnings [Member]
Balance at April 30, 2021	(53,906,790)	(48,668,737)	(48,685,278)
Adoption of ASU 2018-07 adjustment (Note 2)			16,541
Balance at April 30, 2022	(55,261,714)	(53,906,790)	$ (48,668,737)
Withholding tax (Note 6)		(338,794)
Loss for the year	$ (1,354,924)	$ (4,899,259)